EQUIPMENT (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation	$ 17,002	$ 11,492	$ 27,414	$ 22,691	$ 34,036	$ 1,349	$ 1,772	$ 2,330
Property, Plant and Equipment, Additions					$ 109,316	$ 4,557		$ 8,695